Temporary Equity - Schedule of Redemption of Preferred stock Issued (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - Series D Preferred Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	Jun. 16, 2020	Mar. 06, 2020	Dec. 19, 2019
Series D preferred stock issued	253,000	203,000
Per share value	$ 1.00	$ 1.00
Accrued dividends	$ 10	$ 8
Preferred stock redemption gross	$ 263	$ 211
Redemption percentage	1.29%	1.29%
Total	$ 339	$ 272
FaceBank Group, Inc Pre-Merger [Member]
Series D preferred stock issued		203,000	253,000
Per share value		$ 1.00	$ 1.00
Preferred stock redemption		$ 203	$ 253
Accrued dividends		8	9
Preferred stock redemption gross		$ 211	$ 262
Redemption percentage		129.00%	1.29%
Total		$ 272	$ 337